Document and Entity Information	Jul. 30, 2019
Risk/Return:
Registrant Name	DELAWARE GROUP FOUNDATION FUNDS
Document Type	497
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Entity Central Index Key	0001048133
Document Effective Date	Jul. 30, 2019
Document Creation Date	Jul. 30, 2019
Prospectus Date	Jul. 29, 2019
Entity Inv Company Type	N-1A
Delaware Strategic Allocation Fund | Class A
Risk/Return:
Trading Symbol	DFBAX
Delaware Strategic Allocation Fund | Class C
Risk/Return:
Trading Symbol	DFBCX
Delaware Strategic Allocation Fund | Class R
Risk/Return:
Trading Symbol	DFBRX
Delaware Strategic Allocation Fund | Institutional Class
Risk/Return:
Trading Symbol	DFFIX